Condensed Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		12 Months Ended		136 Months Ended	139 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Revenues
Product sales	$ 1,285	$ 1,077	$ 4,567	$ 4,532	$ 12,198	$ 13,483
Royalties and license					135	135
Total revenue	1,285	1,077	4,567	4,532	12,333	13,618
Development expenses
Cost of sales	334	324	1,272	1,618	4,606	4,940
Research and development	721	937	3,599	4,434	21,893	22,614
Selling and marketing	511	496	2,065	1,475	5,939	6,450
General and administrative	1,419	2,039	7,444	8,360	39,128	40,547
Total development expenses	2,985	3,796	14,380	15,887	71,566	74,551
Loss from development activities	(1,700)	(2,719)	(9,813)	(11,355)	(59,233)	(60,933)
Other income (expense)
Settlement with related company					(93)	(93)
Miscellaneous income (expense)	(15)	1	(65)	(163)	(245)	(260)
Dividend income				1	94	94
Interest expense					(2,225)	(2,225)
Sublease income	3	3	7	11	316	319
Change in market value of warrants		38	38	2,335	(1,357)	(1,357)
Total other income (expense), net	(12)	42	(20)	2,184	(3,510)	(3,522)
Loss before income taxes	(1,712)	(2,677)	(9,833)	(9,171)	(62,743)	(64,455)
Provision for income taxes					7	7
Net loss	(1,712)	(2,677)	(9,833)	(9,171)	(62,750)	(64,462)
Deemed dividend on preferred stock		(1,375)	(1,375)		(1,375)	(1,375)
Dividends on preferred stock		(82)	(129)	(430)	(8,097)	(8,097)
Net loss applicable to common stockholders	$ (1,712)	$ (4,134)	$ (11,337)	$ (9,601)	$ (72,222)	$ (73,934)
Net loss per common share-basic and diluted	$ (0.02)	$ (0.05)	$ (0.13)	$ (0.12)
Weighted average shares-basic and diluted	103,566	82,485	85,936	77,320